Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of November 2016

Collection Period Start	1-Nov-16	Distribution Date	15-Dec-16
Collection Period End	30-Nov-16	30/360 Days	30
Beg. of Interest Period	15-Nov-16	Actual/360 Days	30
End of Interest Period	15-Dec-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	1,315,751,831.64	1,294,958,310.06	0.9541678
Total Securities		1,357,159,875.53	1,315,751,831.64	1,294,958,310.06	0.9541678
Class A-1 Notes	0.750000%	120,000,000.00	78,591,956.11	57,798,434.53	0.4816536
Class A-2a Notes	1.260000%	375,000,000.00	375,000,000.00	375,000,000.00	1.0000000
Class A-2b Notes	0.818170%	160,000,000.00	160,000,000.00	160,000,000.00	1.0000000
Class A-3 Notes	1.500000%	388,000,000.00	388,000,000.00	388,000,000.00	1.0000000
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	20,793,521.58	49,119.97	173.2793465	0.4093331
Class A-2a Notes	0.00	393,750.00	0.0000000	1.0500000
Class A-2b Notes	0.00	109,089.33	0.0000000	0.6818083
Class A-3 Notes	0.00	485,000.00	0.0000000	1.2500000
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	20,793,521.58	1,167,100.97

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				17,175,508.09
Monthly Interest				5,399,906.32
Total Monthly Payments				22,575,414.41

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				643,313.17
Aggregate Sales Proceeds Advance				843,425.98
Total Advances				1,486,739.15

Vehicle Disposition Proceeds:
Reallocation Payments				1,119,558.36
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				3,324,468.06
Excess Wear and Tear and Excess Mileage				3,803.01
Remaining Payoffs				0.00
Net Insurance Proceeds				1,484,203.46
Residual Value Surplus				10,319.03
Total Collections				30,004,505.48

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	761,057.36			49
Involuntary Repossession	23,162.00			2
Voluntary Repossession	335,339.00			21
Full Termination	-			-
Bankruptcty	-			-
Insurance Payoff		1,465,775.33		72
Customer Payoff			41,034.67	2
Grounding Dealer Payoff			2,086,797.94	83
Dealer Purchase			970,755.98	31
Total	1,119,558.36	1,465,775.33	3,098,588.59	260

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of November 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	65,332	1,597,338,930.22	7.00000%	1,315,751,831.64
Total Depreciation Received		(20,410,903.02)		(15,098,213.87)
Principal Amount of Gross Losses	(95)	(2,233,068.27)		(1,827,149.98)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(44)	(890,192.23)		(700,564.06)
Scheduled Terminations	(140)	(3,627,408.30)		(3,167,593.67)
Pool Balance - End of Period	65,053	1,570,177,358.40		1,294,958,310.06

Remaining Pool Balance
Lease Payment				477,834,853.65
Residual Value				817,123,456.41
Total				1,294,958,310.06

III. DISTRIBUTIONS

Total Collections					30,004,505.48
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					30,004,505.48

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					528,440.63
3. Reimbursement of Sales Proceeds Advance					450,110.04
4. Servicing Fee:
Servicing Fee Due					1,096,459.86
Servicing Fee Paid					1,096,459.86
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,075,010.53

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					49,119.97

Class A-1 Notes Monthly Interest Paid					49,119.97
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					393,750.00

Class A-2a Notes Monthly Interest Paid					393,750.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					109,089.33

Class A-2b Notes Monthly Interest Paid					109,089.33
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					485,000.00

Class A-3 Notes Monthly Interest Paid					485,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of November 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67

Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,167,100.97
Total Note and Certificate Monthly Interest Paid	1,167,100.97
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	26,762,393.98

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	20,793,521.58

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	20,793,521.58
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,968,872.40

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of November 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			6,785,799.38
Required Reserve Account Amount			20,357,398.13
Beginning Reserve Account Balance			20,357,398.13
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			20,357,398.13
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			5,968,872.40
Gross Reserve Account Balance			26,326,270.53
Remaining Available Collections Released to Seller			5,968,872.40
Total Ending Reserve Account Balance			20,357,398.13

V. POOL STATISTICS

Weighted Average Remaining Maturity			22.12
Monthly Prepayment Speed			49%
Lifetime Prepayment Speed			51%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,842,704.46
Securitization Value of Defaulted Receivables and Casualty Receivables		1,827,149.98	95
Aggregate Defaulted and Casualty Gain (Loss)		15,554.48
Pool Balance at Beginning of Collection Period		1,315,751,831.64
Net Loss Ratio
Current Collection Period		0.0012%
Preceding Collection Period		-0.0049%
Second Preceding Collection Period		-0.0130%
Third Preceding Collection Period		0.0000%

Cumulative Net Losses for all Periods		0.0167%	226,132.50

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.58%	7,579,976.63	365
61-90 Days Delinquent	0.11%	1,423,868.58	74
91-120+ Days Delinquent	0.03%	347,427.87	18
More than 120 Days	0.00%	0.00	0
Total Delinquent Receivables:	0.71%	9,351,273.08	457

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.13%	0.14%
Preceding Collection Period		0.07%	0.07%
Second Preceding Collection Period		0.00%	0.00%
Third Preceding Collection Period		0.00%	0.00%

60 Day Delinquent Receivables		2,080,253.47
Delinquency Percentage		0.16%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		761,057.36	49
Securitization Value		927,330.51	49
Aggregate Residual Gain (Loss)		(166,273.15)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		1,561,480.36	99
Cumulative Securitization Value		1,863,147.17	99
Cumulative Residual Gain (Loss)		(301,666.81)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			849,189.10
Reimbursement of Outstanding Advance			450,110.04
Additional Advances for current period			843,425.98
Ending Balance of Residual Advance			1,242,505.04

Beginning Balance of Payment Advance			1,608,313.23
Reimbursement of Outstanding Payment Advance			528,440.63
Additional Payment Advances for current period			643,313.17
Ending Balance of Payment Advance			1,723,185.77

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of November 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO